TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions
	2014	2015	2016
	RMB	RMB	RMB
PRC entities	745,639	823,007	875,175
Non-PRC entities	(193,694)	(78,909)	(175,289)

Total	551,945	744,098	699,886

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2014	2015	2016
	RMB	RMB	RMB
Current income tax expense
PRC entities	106,368	108,172	120,280
Non-PRC entities	—	—	—

Total	106,368	108,172	120,280

Deferred income tax expense
PRC entities	6,667	18,129	14,419
Non-PRC entities	—	—	—

Total	6,667	18,129	14,419

Income tax expense
PRC entities	113,035	126,301	134,699
Non-PRC entities	—	—	—

Total	113,035	126,301	134,699

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2014	2015	2016
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(13)%	(10)%	(11)%
Non-deductibility of expenses incurred outside the PRC	9%	3%	6%
Other permanent differences	(1)%	(1)%	(1)%

Effective EIT rate of the Group	20%	17%	19%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2014	2015	2016
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	69,818	75,864	81,300
Basic net income per share effect	1.19	1.31	1.40
Diluted net income per share effect	1.17	1.21	1.39

Schedule of significant components of deferred tax assets and liabilities

	2015	2016
	RMB	RMB
Deductible temporary differences related to other payables and accruals	1,098	—
Deductible temporary differences related to provision for doubtful accounts	696	—

Total current deferred tax assets	1,794	—
Less: Valuation allowance	(49)	—

Net current deferred tax assets	1,745	—

Deductible temporary differences related to other payables and accruals	—	860
Deductible temporary differences related to provision for doubtful accounts	—	992
Tax loss carryforwards	8,761	9,843

Amount offset by non-current deferred tax liabilities	(6,276)	(8,487)

Total non-current deferred tax assets	2,485	3,208
Less: Valuation allowance	(1,802)	(2,443)

Net non-current deferred tax assets	683	765

Total deferred tax assets	2,428	765

Taxable temporary differences related to depreciation period	(4,283)	(5,218)
Taxable temporary differences related to available-for-sale securities	—	(9,625)
Taxable temporary differences related to government subsidy income	(25,605)	(40,695)
Taxable temporary differences related to trade names and customer relationships	(11,173)	(10,115)
Amount offset by non-current deferred tax assets	6,276	8,487

Total non-current deferred tax liabilities	(34,785)	(57,166)

Total deferred tax liabilities	(34,785)	(57,166)

Schedule of movement in valuation allowance
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of period	543	464	1,851
Additions	36	1,443	1,019
Reversals	(115)	(56)	(427)

Balance at end of period	464	1,851	2,443